INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAXES BENEFIT	Loss before provision for income taxes consisted of the following:
	December 31,
	2021	2020
United States	$(29,145,901)	$(159,275)

SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT)

The federal and state income tax provision (benefit), included in general and administrative expenses in the Consolidated Statement of Operations, is summarized as follows:

	December 31,
	2021	2020
Current state provision	$-	$1,600

SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate for the years ended December 31, 2021 and 2020 as follows:

	December 31,
	2021	2020
Income (benefit) taxes at statutory rates	$(6,120,640)	$(33,448)
State income tax, net of federal benefit	(131,962)	47,340
Warrants and convertible debt	1,620,341	12,776
Nondeductible executive compensation	480,248	-
Stock based compensation	(278,940)	-
Share subscription facility transaction costs	2,664,850	-
Research and development tax credits	(501,451)	-
Change in tax rates	371,784	-
Other	(139,213)	405
Change in valuation allowance	2,034,983	(27,073)
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss tax carryforwards	$25,068,127	$23,332,247
Tax credits	3,164,799	2,663,350
Stock-based compensation	915,675	1,798,263
Other	687,422	89,880
	29,836,023	27,883,740
Valuation allowance	(29,830,534)	(27,795,550)
Total deferred tax assets	5,489	88,190
Deferred tax liabilities:
Convertible notes: embedded derivatives	-	(81,603)
Other	(5,489)	(6,587)
Total deferred tax liabilities	(5,489)	(88,190)
Net deferred tax assets	$-	$-

SUMMARY OF INCOME TAX CONTINGENCIES

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	Year ending December 31,
	2021	2020
Balance at beginning of year	$968,445	$929,990
Increases (decreases) related to current year tax positions	171,977	38,455
Increases (decreases) related to prior year tax positions	(5,243)	-
Expiration of the statute of limitations for the assessment of taxes	-	-
Other	-	-
Balance at end of year	$1,135,179	$968,445